Stockholders' (deficit) equity (Details) - shares	Jun. 30, 2023	Dec. 31, 2022	Aug. 15, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized			59,504,853	59,504,853
Common stock, shares Held by Members as of			37,521,426	33,509,272
Preferred stock, shares authorized		10,000,000
Preferred stock, shares outstanding		0
Equity [Member]
Class of Stock [Line Items]
Total shares authorized	975,000,000	975,000,000
Total shares issued	265,221,191	171,350,338
Total shares outstanding	265,221,191	171,350,338
Common Units [Member]
Class of Stock [Line Items]
Common stock, shares authorized			34,438,298	34,438,298
Common stock, shares Held by Members as of			13,452,262	9,440,108
Series A Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized			4,834,906	4,834,906
Common stock, shares Held by Members as of			4,834,906	4,834,906
Series B Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized			6,820,450	6,820,450
Common stock, shares Held by Members as of			6,774,923	6,774,923
Series C Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized			3,142,815	3,142,815
Common stock, shares Held by Members as of			3,141,500	3,141,500
Series D Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized			2,816,403	2,816,403
Common stock, shares Held by Members as of			2,787,707	2,787,707
Series E Preferred [Member]
Class of Stock [Line Items]
Common stock, shares authorized			7,451,981	7,451,981
Common stock, shares Held by Members as of			6,530,128	6,530,128
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		690,000,000
Common stock, shares outstanding	229,818,370	55,886,692
Common Class A [Member] | Equity [Member]
Class of Stock [Line Items]
Common stock, shares authorized	690,000,000	690,000,000
Common stock, shares issued	229,818,370	55,886,692
Common stock, shares outstanding	229,818,370	55,886,692
Common Class V [Member]
Class of Stock [Line Items]
Common stock, shares authorized		275,000,000
Common stock, shares outstanding	35,402,821	115,463,646
Common Class V [Member] | Equity [Member]
Class of Stock [Line Items]
Common stock, shares authorized	275,000,000	275,000,000
Common stock, shares issued	35,402,821	115,463,646
Common stock, shares outstanding	35,402,821	115,463,646
Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000
Common stock, shares issued
Common stock, shares outstanding
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding